Related party transactions	3 Months Ended
Mar. 31, 2026
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly. Key management personnel includes the Company’s Directors and Officers.

Compensation awarded to key management personnel for the three months ended March 31, 2026 and 2025 is as follows:

	Three months ended March 31,
	2026	2025
	$	$
Salaries and benefits	968	1,208
Share-based compensation	1,089	62
	2,057	1,270